The Company - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	49.10%	61.80%
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	49.10%	61.80%
Calyxt Inc [Member] | Cellectis S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	49.10%